Other comprehensive income - Items not reclassified: equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Net gains/losses by valuation	€ (308)	€ 514	€ 597
Financial assets designated at fair value through other comprehensive income	120,953	125,708	121,091
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	28	21	20
Capital losses by valuation	(849)	(445)	(216)
Net gains/losses by valuation	(821)	(424)	(196)
Financial assets designated at fair value through other comprehensive income	1,032	184	417
International
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	625	1,038	897
Capital losses by valuation	(933)	(524)	(300)
Net gains/losses by valuation	(308)	514	597
Financial assets designated at fair value through other comprehensive income	2,783	2,863	2,671
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	65	68	160
Capital losses by valuation	(76)	(72)	(76)
Net gains/losses by valuation	(11)	(4)	84
Financial assets designated at fair value through other comprehensive income	314	379	652
International | United States
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	7	15	9
Capital losses by valuation	(4)	(3)
Net gains/losses by valuation	3	12	9
Financial assets designated at fair value through other comprehensive income	25	44	42
International | Latin America and rest
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	525	934	708
Capital losses by valuation	(4)	(4)	(8)
Net gains/losses by valuation	521	930	700
Financial assets designated at fair value through other comprehensive income	1,412	2,256	1,560
Publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	525	936	818
Capital losses by valuation	(31)	(14)	(18)
Net gains/losses by valuation	494	922	800
Financial assets designated at fair value through other comprehensive income	1,424	2,283	1,943
Non publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	100	102	79
Capital losses by valuation	(902)	(510)	(282)
Net gains/losses by valuation	(802)	(408)	(203)
Financial assets designated at fair value through other comprehensive income	€ 1,359	€ 580	€ 728